Investment Strategy	Nov. 18, 2025
Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the EBS Income & Appreciation Fund invests primarily in a diversified portfolio of non-convertible fixed income securities and convertible securities. The allocation among these securities will vary based on the Adviser’s assessment of market conditions and it is possible that the Fund may not own all of these securities at the same time. The Fund may invest in securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody’s Ratings, Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, commonly known as “high yield” or “junk” securities), and securities with smaller market capitalizations. The Fund invests primarily in domestic securities and foreign securities that are U.S. dollar denominated.

In selecting investments for the Fund, the Adviser will attempt to identify a security that is trading at an attractive yield relative to the Adviser’s evaluation of the issuer’s creditworthiness. The Adviser may consider such factors as the conversion price, conversion premium, option adjusted yield, maturity, and the potential price appreciation of the issuer’s common stock. In assessing a company’s creditworthiness and appreciation potential, the Adviser will typically focus on fundamentals such as: balance sheet, debt coverage, contingent liabilities, capital structure, access to capital, ability or potential to generate cash flow, earnings, ability to sustain profit margins, and other factors.

The Fund’s investments in convertible securities may include convertible bonds, convertible preferred stocks, “synthetic” convertible positions and warrants. Convertible bonds pay interest and are convertible into common stocks or their equivalent value. In general, a convertible bond performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted) relative to its conversion price.

The Fund may invest up to 20% of its net assets in common stock and preferred stock. Such exposure could come from conversion or direct purchases. At times, the Fund may emphasize investments in one or more particular business sectors of the market.

The Fund may invest in illiquid or thinly traded convertible and non-convertible securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers, as defined under Rule 144A of the Securities Act of 1933. Illiquid securities are investments that cannot reasonably be expected to be sold or disposed within seven calendar days in current market conditions without impacting the market value of the investment. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. Rule 144A securities may be considered liquid if they are actively traded among qualified institutional buyers. As of July 31, 2025, the Fund had 17.8% of its net assets invested in Rule 144A securities. The Fund may also purchase indebtedness and participations in commercial loans. These investments may be secured or unsecured.

The Fund may invest in registered investment companies (“RICs”), such as open-end mutual funds, exchange-traded funds (“ETFs”) and closed-end funds, primarily to gain prompt exposure to the markets when it receives a large inflow of cash through shareholder purchases. The Fund may also invest in money market instruments (including commercial paper) at any time to maintain liquidity or pending selection of investments in accordance with its strategies.

Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the EBS Income Fund invests in a diversified portfolio of income producing securities. These securities may include, but are not limited to, corporate and municipal bonds, securities issued by the U.S. Government, its agencies and instrumentalities, mortgage and asset-backed securities, collateralized mortgage obligations, convertible bonds, floating rate and inverse floating rate securities, zero coupon bonds, loans, money market instruments (including commercial paper) and shares of other RICs. The Fund may invest in securities of any maturity, credit quality or market capitalization. This may include securities that are rated below investment grade (below the four highest ratings by Moody’s Ratings, S&P Global Ratings, or Fitch Ratings, commonly known as “high yield” or “junk” securities) and securities with smaller market capitalizations. The Fund will invest primarily in domestic securities or foreign securities that are U.S. dollar denominated. The Fund may also invest in individual fixed and variable rate interest income producing secured notes and secured notes with a fixed or variable rate and shared appreciation component. Each note would represent a loan made to an individual or entity. Such notes would be acquired by the Fund through direct origination with the borrower.

In selecting investments for the Fund, the Adviser will attempt to identify securities that it believes offer an attractive yield and total return relative to the Adviser’s evaluation of the issuer’s creditworthiness. Using fundamental security analysis, the Adviser seeks to identify securities that may have a comparatively higher yield than another security of similar credit quality or duration, securities whose price may increase in anticipation of an interest rate decline, securities that have potential for a credit upgrade, and securities of companies that have the ability or potential to generate adequate cash flow and earnings to meet interest and principal payments when due. The Adviser’s credit and equity analysis typically contemplates, among other factors, a company’s balance sheet, capital structure, access to capital, ability to sustain and/or grow its business, competition, and the global environment in which the company operates.

The EBS Income Fund may seek modest capital appreciation by investing up to 10% of its net assets in equities, including common stock, preferred stock, and convertible preferred stock. The Fund may invest in money market instruments at any time to maintain liquidity or pending selection of investments.

The Fund may invest in illiquid or thinly traded convertible and non-convertible securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers, as defined under Rule 144A of the Securities Act of 1933. Illiquid securities are investments that cannot reasonably be expected to be sold or disposed within seven calendar days in current market conditions without impacting the market value of the investment. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. Rule 144A securities may be considered liquid if they are actively traded among qualified institutional buyers. As of July 31, 2025, the Fund had 13.9% of its net assets invested in Rule 144A securities. The Fund may also purchase indebtedness and participations in commercial loans. These investments may be secured or unsecured.